Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
108,760	Vanguard Global ex-U.S. Real Estate ETF	$ 4,666,891	1.0
66,829	Vanguard Real Estate ETF	4,668,005	1.0
119,326	Vanguard Russell 1000 Growth ETF	18,457,346	4.0
439,245	Vanguard Value ETF	39,119,160	8.4

	Total Exchange-Traded Funds
	(Cost $79,594,486)	66,911,402	14.4

MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
1,810,546	Voya Floating Rate Fund - Class I	14,484,364	3.1
1,893,101	Voya High Yield Bond Fund - Class R6	13,289,566	2.9
406,260	Voya Index Plus LargeCap Portfolio - Class I	9,173,343	2.0
1,920,486	Voya Intermediate Bond Fund - Class R6	19,416,113	4.2
335,034	Voya Large-Cap Growth Fund - Class R6	13,850,312	3.0
794,388	Voya MidCap Opportunities Portfolio - Class I	9,159,292	2.0
2,379,646	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,535,246	4.8
4,127,899	Voya Multi-Manager International Equity Fund - Class I	36,531,904	7.9
2,478,015	Voya Multi-Manager International Factors Fund - Class I	18,386,871	4.0
2,771,828	Voya Multi-Manager Mid Cap Value Fund - Class I	18,155,472	3.9
631,112	Voya Short Term Bond Fund - Class R6	6,027,116	1.3
1,187,779	Voya Small Company Portfolio - Class I	13,742,601	2.9
1,073,267	Voya Strategic Income Opportunities Fund - Class R6	9,798,930	2.1
2,127,683	Voya U.S. High Dividend Low Volatility Fund - Class R6	20,766,189	4.5
2,524,814	Voya U.S. Stock Index Portfolio - Class I	34,463,712	7.4
2,954,009	VY® Invesco Comstock Portfolio - Class I	34,355,122	7.4
1,229,081	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	13,716,545	2.9
1,795,396	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	46,500,754	10.0
927,869	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	9,102,399	2.0
461,828	VY® T. Rowe Price Growth Equity Portfolio - Class I	32,004,697	6.9

	Total Mutual Funds
	(Cost $494,764,674)	395,460,548	85.2

Total Investments in Securities (Cost $574,359,160)	$462,371,950	99.6
Assets in Excess of Other Liabilities	1,790,605	0.4
Net Assets	$464,162,555	100.0

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$66,911,402	$–	$–	$66,911,402
Mutual Funds	395,460,548	–	–	395,460,548
Total Investments, at fair value	$462,371,950	$–	$–	$462,371,950
Other Financial Instruments+
Futures	2,005,426	–	–	2,005,426
Total Assets	$464,377,376	$–	$–	$464,377,376
Liabilities Table
Other Financial Instruments+
Futures	$(1,135,265)	$–	$–	$(1,135,265)
Total Liabilities	$(1,135,265)	$–	$–	$(1,135,265)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$18,021,036	$797,809	$(1,832,394)	$(2,502,087)	$14,484,364	$199,331	$(129,186)	$-
Voya High Yield Bond Fund - Class R6	12,042,691	3,482,841	(1,016,307)	(1,219,659)	13,289,566	172,153	(17,167)	-
Voya Index Plus LargeCap Portfolio - Class I	12,100,319	224,875	(659,698)	(2,492,153)	9,173,343	-	(72,794)	-
Voya Intermediate Bond Fund - Class R6	23,553,547	825,232	(4,274,698)	(687,968)	19,416,113	210,046	222,984	-
Voya Large-Cap Growth Fund - Class R6	17,775,297	522,754	(2,164,033)	(2,283,706)	13,850,312	-	(101,965)	-
Voya MidCap Opportunities Portfolio - Class I	11,936,430	17,158	(780,523)	(2,013,773)	9,159,292	-	65,908	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,933,893	741,097	(1,174,790)	(7,964,954)	22,535,246	-	(97,493)	-
Voya Multi-Manager International Equity Fund - Class I	48,736,696	1,922,874	(1,758,624)	(12,369,042)	36,531,904	-	(48,342)	-
Voya Multi-Manager International Factors Fund - Class I	24,028,432	897,035	(1,015,149)	(5,523,447)	18,386,871	-	(95,812)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	24,004,043	3,007,374	(876,174)	(7,979,771)	18,155,472	-	(85,228)	-
Voya Short Term Bond Fund - Class R6	11,813,640	77,482	(5,611,428)	(252,578)	6,027,116	64,900	(144,300)	-
Voya Small Company Portfolio - Class I	18,055,454	2,173,784	(855,924)	(5,630,713)	13,742,601	-	(207,180)	-
Voya Strategic Income Opportunities Fund - Class R6	11,880,857	380,554	(1,229,793)	(1,232,688)	9,798,930	108,447	(3,343)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,881,515	1,117,571	(1,213,749)	(6,019,148)	20,766,189	-	77,015	-
Voya U.S. Stock Index Portfolio - Class I	45,886,836	58,782	(2,815,959)	(8,665,947)	34,463,712	-	(133,390)	-
VY® Invesco Comstock Portfolio - Class I	44,819,852	7,272,540	(2,816,667)	(14,920,603)	34,355,122	1	149,376	-
VY® JPMorgan Small Cap Core Equity Portfolio Class I	18,013,220	1,937,499	(856,261)	(5,377,913)	13,716,545	-	(207,515)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	60,070,238	85,789	(6,648,022)	(7,007,251)	46,500,754	-	183,564	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	11,995,755	44,659	(450,012)	(2,488,003)	9,102,399	-	(24,314)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,239,232	60,053	(4,943,307)	(5,351,281)	32,004,697	-	(668,854)	-
	$514,788,983	$25,647,762	$(42,993,512)	$(101,982,685)	$395,460,548	$754,878	$(1,338,036)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	80	06/19/20	$4,590,400	$581,707
Mini MSCI EAFE Index	59	06/19/20	4,599,935	594,955
U.S. Treasury Ultra Long Bond	42	06/19/20	9,318,750	828,764
			$18,509,085	$2,005,426
Short Contracts:
S&P 500® E-Mini	(36)	06/19/20	(4,625,460)	(624,686)
U.S. Treasury 10-Year Note	(102)	06/19/20	(14,146,125)	(510,579)
			$(18,771,585)	$(1,135,265)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $584,262,691.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,017,566
Gross Unrealized Depreciation	(122,038,146)
Net Unrealized Depreciation	$(121,020,580)